Share Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Share Options (Details) - 2018 Share Incentive Plan	12 Months Ended
Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	2.42%
Volatility	34.00%
Life of option	6 years